Incorporation and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Incorporation and principal activities
Summary of financial statements of subsidiaries, including operations

		2021	2020
		Percentage	Percentage
	Country of incorporation	ownership held	ownership held
Abraserve Ltd	Malta	100%	100%
Iflex Ltd	Malta	100%	100%
Logflex MT Ltd	Malta	100%	100%
Afriflex Ltd	Malta	100%	100%
Novigroup Ltd	Isle of Man	100%	100%
Gamart Ltd	Malta	100%	100%
Novibet USA Inc.	USA	100%	—%
Opixa Ltd	Malta	100%	—%
Orivus Ltd	Malta	100%	100%
Dicapl LP	Greece	99%	—%
Gaming Synergies Ltd	Malta	*	*
*

Related to the company that was not included in the carve out of which its related expenses were allocated to the Business up to December 31, 2021. Gaming Synergies Ltd is an entity 100% owned by Sendross Group and its related expenses were direct costs, marketing expenses and administrative expenses. This arrangement was terminated on December 31, 2021.